Basis of presentation for the consolidated financial statements (Details 03)	12 Months Ended
	Dec. 31, 2021
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Address	Unit 2962, Level 29, N° 388, Exchange Tower Sukhumvit Road, Klongtoey Bangkok
SQM Nitratos SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Nitratos S.A.
TAX ID No.	96.592.190-7
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Nitratos SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9999%
SQM Nitratos SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0001%
SQM Potasio SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Potasio S.A.
TAX ID No.	96.651.060-9
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Potasio SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9999%
SQM Potasio SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Serv. Integrales de Trnsito y Transf. S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Serv. Integrales de Tránsito y Transf. S.A.
TAX ID No.	79.770.780-5
Address	Arturo Prat 1060, Tocopilla
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
Serv. Integrales de Trnsito y Transf. S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0003%
Serv. Integrales de Trnsito y Transf. S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9997%
Isapre Norte Grande Ltda. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Isapre Norte Grande Ltda.
TAX ID No.	79.906.120-1
Address	Anibal Pinto 3228, Antofagasta
Country of Incorporation	Chile
Functional Currency	Peso
Ownership Interest	100.00%
Isapre Norte Grande Ltda. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.00%
Isapre Norte Grande Ltda. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.00%
Ajay SQM Chile SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Ajay SQM Chile S.A.
TAX ID No.	96.592.180-K
Address	Av. Pdte. Eduardo Frei 4900, Santiago
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	51.00%
Ajay SQM Chile SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	51.00%
Ajay SQM Chile SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Almacenes y Depsitos Ltda. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Almacenes y Depósitos Ltda.
TAX ID No.	79.876.080-7
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Peso
Ownership Interest	100.00%
Almacenes y Depsitos Ltda. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.00%
Almacenes y Depsitos Ltda. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.00%
SQM Salar SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Salar S.A.
TAX ID No.	79.626.800-K
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Salar SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	18.18%
SQM Salar SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	81.82%
SQM Industrial SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Industrial S.A.
TAX ID No.	79.947.100-0
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Industrial SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.047%
SQM Industrial SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.953%
Exploraciones Mineras SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Exploraciones Mineras S.A.
TAX ID No.	76.425.380-9
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
Exploraciones Mineras SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.2691%
Exploraciones Mineras SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.7309%
Sociedad Prestadora de Servicios de Salud Cruz del Norte SA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.
TAX ID No.	76.534.490-5
Address	Anibal Pinto 3228, Antofagasta
Country of Incorporation	Chile
Functional Currency	Peso
Ownership Interest	100.00%
Sociedad Prestadora de Servicios de Salud Cruz del Norte SA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Sociedad Prestadora de Servicios de Salud Cruz del Norte SA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Soquimich Comercial S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Soquimich Comercial S.A.
TAX ID No.	79.768.170-9
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	60.6383%	[1]
Soquimich Comercial S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%	[1]
Soquimich Comercial S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%	[1]
Comercial Agrorama Ltda. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Comercial Agrorama Ltda
TAX ID No.	76.064.419-6
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Peso
Ownership Interest	70.00%	[1]
Comercial Agrorama Ltda. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Comercial Agrorama Ltda. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	70.00%	[1]
Comercial Hydro S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Comercial Hydro S.A.
TAX ID No.	96.801.610-5
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%	[1]
Comercial Hydro S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%	[1]
Comercial Hydro S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%	[1]
Agrorama S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Agrorama S.A.
TAX ID No.	76.145.229-0
Address	El Trovador 4285, Las Condes
Country of Incorporation	Chile
Functional Currency	Peso
Ownership Interest	100.00%
Agrorama S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Agrorama S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Orcoma Estudios SPA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Orcoma Estudios SPA
TAX ID No.	76.359.919-1
Address	Apoquindo 3721 OF 131, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
Orcoma Estudios SPA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Orcoma Estudios SPA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Orcoma SPA [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Orcoma SPA
TAX ID No.	76.360.575-2
Address	Apoquindo 3721 OF 131, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
Orcoma SPA [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Orcoma SPA [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM MaG SpA. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM MaG SpA
TAX ID No.	76.686.311-9
Address	Los Militares 4290, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
SQM MaG SpA. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM MaG SpA. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Sociedad Contractual Minera Bfalo [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Sociedad Contractual Minera Búfalo
TAX ID No.	77.114.779-8
Address	Los Militares 4290, Las Condes
Country of Incorporation	Chile
Functional Currency	Dollar
Ownership Interest	100.00%
Sociedad Contractual Minera Bfalo [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.90%
Sociedad Contractual Minera Bfalo [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.10%
SQM North America Corp. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM North America Corp.
TAX ID No.	Foreign
Address	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA
Country of Incorporation	United States of America
Functional Currency	Dollar
Ownership Interest	100.00%
SQM North America Corp. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	40.00%
SQM North America Corp. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.00%
RS Agro Chemical Trading Corporation A.V.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	RS Agro Chemical Trading Corporation A.V.V.
TAX ID No.	Foreign
Address	Caya Ernesto O. Petronia 17, Orangestad
Country of Incorporation	Aruba
Functional Currency	Dollar
Ownership Interest	100.00%
RS Agro Chemical Trading Corporation A.V.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	98.3333%
RS Agro Chemical Trading Corporation A.V.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.6667%
Nitratos Naturais Do Chile Ltda. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Nitratos Naturais do Chile Ltda.
TAX ID No.	Foreign
Address	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo
Country of Incorporation	Brazil
Functional Currency	Dollar
Ownership Interest	100.00%
Nitratos Naturais Do Chile Ltda. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Nitratos Naturais Do Chile Ltda. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Corporation N.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Corporation N.V.
TAX ID No.	Foreign
Address	Pietermaai 123, P.O. Box 897, Willemstad, Curacao
Country of Incorporation	Curacao
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Corporation N.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0002%
SQM Corporation N.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9998%
SQM Peru S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Perú S.A.
TAX ID No.	Foreign
Address	Avenida Camino Real N° 348 of. 702, San Isidro, Lima
Country of Incorporation	Peru
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Peru S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0091%
SQM Peru S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9909%
SQM Ecuador S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Ecuador S.A.
TAX ID No.	Foreign
Address	Av. José Orrantia y Av. Juan Tanca Marengo Edificio Executive Center Piso 2 Oficina 211
Country of Incorporation	Ecuador
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Ecuador S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00401%
SQM Ecuador S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.996%
SQM Brasil Ltda. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Brasil Ltda.
TAX ID No.	Foreign
Address	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo
Country of Incorporation	Brazil
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Brasil Ltda. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.71%
SQM Brasil Ltda. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.29%
SQMC Holding Corporation. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQMC Holding Corporation.
TAX ID No.	Foreign
Address	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta
Country of Incorporation	United States of America
Functional Currency	Dollar
Ownership Interest	100.00%
SQMC Holding Corporation. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.10%
SQMC Holding Corporation. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.90%
SQM Japan Co. Ltd. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Japan Co. Ltd.
TAX ID No.	Foreign
Address	From 1st Bldg 207, 5-3-10 Minami- Aoyama, Minato-ku, Tokyo
Country of Incorporation	Japan
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Japan Co. Ltd. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.1597%
SQM Japan Co. Ltd. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.8403%
SQM Europe N.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Europe N.V.
TAX ID No.	Foreign
Address	Houtdok-Noordkaai 25a B-2030 Amberes
Country of Incorporation	Belgium
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Europe N.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.58%
SQM Europe N.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.42%
SQM Indonesia S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Indonesia S.A.
TAX ID No.	Foreign
Address	Perumahan Bumi Dirgantara Permai, Jl Suryadarma Blok Aw No 15 Rt 01/09 17436 Jatisari Pondok Gede
Country of Incorporation	Indonesia
Functional Currency	Dollar
Ownership Interest	80.00%
SQM Indonesia S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Indonesia S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	80.00%
North American Trading Company [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	North American Trading Company
TAX ID No.	Foreign
Address	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA
Country of Incorporation	United States of America
Functional Currency	Dollar
Ownership Interest	100.00%
North American Trading Company [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
North American Trading Company [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Virginia L.L.C. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Virginia LLC
TAX ID No.	Foreign
Address	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA
Country of Incorporation	United States of America
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Virginia L.L.C. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Virginia L.L.C. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Comercial de México S.A. de C.V.
TAX ID No.	Foreign
Address	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México
Country of Incorporation	Mexico
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Comercial De Mexico S.A. de C.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.01%
SQM Comercial De Mexico S.A. de C.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.99%
SQM Investment Corporation N.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Investment Corporation N.V.
TAX ID No.	Foreign
Address	Pietermaai 123, P.O. Box 897, Willemstad, Curacao
Country of Incorporation	Curacao
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Investment Corporation N.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.00%
SQM Investment Corporation N.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.00%
Royal Seed Trading Corporation A.V.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Royal Seed Trading Corporation A.V.V.
TAX ID No.	Foreign
Address	Caya Ernesto O. Petronia 17, Orangestad
Country of Incorporation	Aruba
Functional Currency	Dollar
Ownership Interest	100.00%
Royal Seed Trading Corporation A.V.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.67%
Royal Seed Trading Corporation A.V.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	98.33%
SQM Lithium Specialties LLC [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Lithium Specialties Limited Partnership
TAX ID No.	Foreign
Address	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA
Country of Incorporation	United States of America
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Lithium Specialties LLC [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Lithium Specialties LLC [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Comercial Caiman Internacional S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Comercial Caimán Internacional S.A.
TAX ID No.	Foreign
Address	Edificio Plaza Bancomer
Country of Incorporation	Panama
Functional Currency	Dollar
Ownership Interest	100.00%
Comercial Caiman Internacional S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Comercial Caiman Internacional S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM France S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM France S.A.
TAX ID No.	Foreign
Address	ZAC des Pommiers 27930, FAUVILLE
Country of Incorporation	France
Functional Currency	Dollar
Ownership Interest	100.00%
SQM France S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM France S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Administración y Servicios Santiago S.A. de C.V.
TAX ID No.	Foreign
Address	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México
Country of Incorporation	Mexico
Functional Currency	Dollar
Ownership Interest	100.00%
Administracion y Servicios Santiago S.A. de C.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Administracion y Servicios Santiago S.A. de C.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Nitratos México S.A. de C.V.
TAX ID No.	Foreign
Address	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México
Country of Incorporation	Mexico
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Nitratos Mexico S.A. de C.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Nitratos Mexico S.A. de C.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Soquimich European Holding B.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	Soquimich European Holding B.V.
TAX ID No.	Foreign
Address	Loacalellikade 1 Parnassustoren 1076 AZ Amsterdan
Country of Incorporation	Holland
Functional Currency	Dollar
Ownership Interest	100.00%
Soquimich European Holding B.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Soquimich European Holding B.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Iberian S.A. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Iberian S.A.
TAX ID No.	Foreign
Address	Provenza 251 Principal 1a CP 08008, Barcelona
Country of Incorporation	Spain
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Iberian S.A. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Iberian S.A. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Africa Pty Ltd. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Africa Pty Ltd.
TAX ID No.	Foreign
Address	Tramore House, 3 Waterford Office Park, Waterford Drive, 2191 Fourways, Johannesburg
Country of Incorporation	South Africa
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Africa Pty Ltd. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Africa Pty Ltd. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Oceania Pty Limited [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Oceanía Pty Ltd.
TAX ID No.	Foreign
Address	Level 9, 50 Park Street, Sydney NSW 2000, Sydney
Country of Incorporation	Australia
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Oceania Pty Limited [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Oceania Pty Limited [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Beijing Commercial Co. Ltd. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Beijing Commercial Co. Ltd.
TAX ID No.	Foreign
Address	Room 1001C, CBD International Mansion N 16 Yong An Dong Li, Jian Wai Ave Beijing 100022, P.R.
Country of Incorporation	China
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Beijing Commercial Co. Ltd. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Beijing Commercial Co. Ltd. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Thailand Limited [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Thailand Limited
TAX ID No.	Foreign
Address	Cra 7 No 32 – 33 piso 29 Pbx: (571) 3384904 Fax: (571) 3384905 Bogotá D.C. – Colombia.
Country of Incorporation	Thailand
Functional Currency	Dollar
Ownership Interest	99.996%
SQM Thailand Limited [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Thailand Limited [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.996%
SQM Colombia SAS [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Colombia SAS
TAX ID No.	Foreign
Country of Incorporation	Colombia
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Colombia SAS [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Colombia SAS [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Sqm australia pty ltd [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Australia PTY
TAX ID No.	Foreign
Address	Level 16, 201 Elizabeth Street Sydney
Country of Incorporation	Australia
Functional Currency	Dollar
Ownership Interest	100.00%
Sqm australia pty ltd [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
Sqm australia pty ltd [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Internacional NV [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM International N.V.
TAX ID No.	Foreign
Address	Houtdok-Noordkaai 25a B-2030 Amberes
Country of Incorporation	Belgium
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Internacional NV [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.58%
SQM Internacional NV [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.42%
SQM Shanghai Chemicals Co Ltd [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM (Shanghai) Chemicals Co. Ltd.
TAX ID No.	Foreign
Address	Room 4703-33, 47F, No.300 Middle Huaihai Road, Huangpu district, Shanghai
Country of Incorporation	China
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Shanghai Chemicals Co Ltd [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Shanghai Chemicals Co Ltd [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Korea LLC [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Korea LLC
TAX ID No.	Foreign
Address	Suite 22, Kyobo Building, 15th Floor, 1 Jongno Jongno-gu, Seoul, 03154 South Korea
Country of Incorporation	Korea
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Korea LLC [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Korea LLC [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Holland B.V. [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Subsidiaries	SQM Holland B.V.
TAX ID No.	Foreign
Address	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost
Country of Incorporation	Holland
Functional Currency	Dollar
Ownership Interest	100.00%
SQM Holland B.V. [Member] | Direct ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00%
SQM Holland B.V. [Member] | Indirect ownership interest [Member]
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%

[1]	SQM controls Soquimich Comercial, which in turn controls Comercial Agrorama Ltda, SQM has management control over Comercial Agrorama Ltda.